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ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	CLOSED END FUNDS — 20.4%
	FIXED INCOME - 20.4%
10,000	BlackRock MuniYield Quality Fund, Inc.			$ 116,000
26,000	MainStay MacKay DefinedTerm Municipal			417,559
21,550	Nuveen Municipal Credit Opportunities Fund			236,835
23,100	Nuveen Municipal High Income Opportunity Fund			238,854
32,150	PIMCO Municipal Income Fund			335,325
23,550	PIMCO Municipal Income Fund III			205,121
17,600	Putnam Managed Municipal Income Trust			110,528
14,820	Putnam Municipal Opportunities Trust			160,797
	TOTAL CLOSED END FUNDS (Cost $1,846,634)			1,821,019

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 74.4%
	APPROPRIATION — 10.6%
100,000	Classic Center Authority for Clarke County	4.1250	05/01/54	93,185
100,000	New Jersey Transportation Trust Fund Authority	5.0000	06/15/48	101,705
250,000	Pataskala Public Library	5.2500	12/01/52	267,026
110,000	Pennsylvania Economic Development Financing	5.2500	06/30/53	108,192
300,000	Pontotoc County Educational Facilities Authority	4.0000	09/01/40	276,530
100,000	Salinas Union High School District	4.3750	06/01/47	98,967
				945,605
	CHARTER SCHOOLS — 10.4%
350,000	Arlington Higher Education Finance Corporation	4.3750	08/15/52	345,133
100,000	Clifton Higher Education Finance Corporation	4.2500	08/15/52	97,854
250,000	Colorado Educational & Cultural Facilities	5.2500	12/01/52	262,515
125,000	District of Columbia	5.0000	07/01/52	123,588
100,000	Utah Charter School Finance Authority	4.5000	10/15/52	95,201
				924,291
	CITY — 3.1%
125,000	City of Chicago IL	5.5000	01/01/43	128,940
100,000	City of Oil City PA	4.0000	12/01/42	98,096
50,000	City of Waukegan IL	4.0000	12/30/37	50,207
				277,243

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 74.4% (Continued)
	COMBINED UTILITIES — 1.9%
150,000	South Carolina Public Service Authority	5.7500	12/01/52	$ 164,670

	CONTINUING CARE RETIREMENT CENTER — 10.9%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	134,327
10,000	Illinois Finance Authority	4.0000	05/15/35	8,317
50,000	Illinois Finance Authority	5.0000	05/15/56	40,512
200,000	Iowa Finance Authority	4.0000	05/15/53	133,705
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	78,956
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	77,526
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	243,056
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	20,923
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	21,216
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	102,590
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	43,773
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	63,561
				968,462
	ELECTRICITY AND PUBLIC POWER — 1.4%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	25,123
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	99,826
				124,949
	HIGHER EDUCATION — 8.3%
200,000	Colorado Mountain College	4.0000	12/01/51	186,340
200,000	Michigan Finance Authority	4.0000	02/01/42	165,843
100,000	Michigan Finance Authority	5.0000	05/01/46	83,149
300,000	Ohio Higher Educational Facility Commission	6.0000	09/01/52	308,035
				743,367
	HOSPITALS — 10.8%
200,000	Colorado Health Facilities Authority	4.0000	05/15/52	185,808
250,000	Illinois Finance Authority	5.0000	08/15/52	256,821
200,000	Illinois Finance Authority	6.7500	05/15/58	203,870
100,000	Maine Health & Higher Educational Facilities	5.1250	07/01/52	104,124
125,000	Michigan Finance Authority	4.0000	12/01/47	113,872
100,000	Palm Beach County Health Facilities Authority	5.0000	11/01/52	100,114
				964,609

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 74.4% (Continued)
	INCOME TAX FINANCING — 1.0%
100,000	New York City Transitional Finance Authority	4.0000	08/01/48	$ 91,986

	MELLO ROOS — 2.7%
250,000	River Islands Public Financing Authority	4.2500	09/01/47	238,205

	MISCELLANEOUS TAX — 1.1%
100,000	Lancaster County Convention Center Authority	4.7500	05/01/57	100,261

	SCHOOL DISTRICT — 4.1%
185,000	Belton Independent School District	4.0000	02/15/52	175,778
100,000	Caddo Parish Parishwide School District	4.1250	03/01/42	98,244
100,000	Crandall Independent School District	4.0000	08/15/52	95,324
				369,346
	STATE — 0.1%
1,077	Commonwealth of Puerto Rico	5.6250	07/01/27	1,099
1,059	Commonwealth of Puerto Rico	5.6250	07/01/29	1,085
1,029	Commonwealth of Puerto Rico	5.7500	07/01/31	1,066
1,064	Commonwealth of Puerto Rico	4.0000	07/01/46	801
				4,051
	STUDENT HOUSING — 0.9%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	82,665

	TAX BACKED DISTRICT — 1.2%
100,000	Lake View Management and Development District	5.2500	02/15/52	103,699

	TAX INCREMENT FINANCING — 2.6%
250,000	City of McKinney TX	4.1250	08/15/52	234,958

	TOBACCO — 0.2%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	19,357

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 74.4% (Continued)
	WATER AND SEWER — 3.1%
250,000	City of Brandon SD Water Utility Revenue	5.5000	08/01/52	$ 276,555

	TOTAL MUNICIPAL BONDS (Cost $7,238,155)			6,634,279

	TOTAL INVESTMENTS - 94.8% (Cost $9,084,789)			$ 8,455,298
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%			463,692
	NET ASSETS - 100.0%			$ 8,918,990

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation
24	CBOT 10 Year US Treasury Note	03/22/2023	$ 2,695,128	$ 27,052
	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
SOC	Markit CDX North America Investment Grade Index	Buy	1.00%	484.23%	Quarterly	12/20/2027	$ 1,353,500	$ 11,236	$ 22,493	$ (11,257)
SOC	Markit CDX North America High Yield Index	Buy	5.00%	81.95%	Quarterly	12/20/2027	1,353,500	10,403	7,185	3,218
					Net Unrealized Depreciation on Swap Contracts				$ 29,678	$ (8,039)

PLC	- Public Limited Company
SOC	Societe Generale
(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.